August 1, 2007

                           TOUCHSTONE STRATEGIC TRUST

                  Touchstone Diversified Small Cap Growth Fund

                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2007

        Notice of change to the Sub-Advisory fee paid to Fort Washington Investment Advisors for the Touchstone Diversified Small Cap Growth Fund

Until August 15, 2007, please replace the sub-advisory fee table under the section titled "Sub-Advisory Fees" located on page 51 of the Prospectus with the following:

Name of Fund                                    Annual Fee Rate

Diversified Small Cap Growth Fund - FWIA*       0.65%
Growth Opportunities Fund - Westfield           0.58%
Large Cap Core Equity Fund - Todd**             0.30%
Large Cap Growth Fund - Navellier               0.39%
Large Cap Value Fund  - JSAM                    0.40%
Micro Cap Growth Fund - Bjurman                 0.85%
Mid Cap Growth Fund
     TCW                                        0.50%
     Westfield                                  0.50%
Small Cap Growth Fund***
     Longwood                                   0.85%
     Bjurman                                    0.90%

================================================================================
* Effective September 5, 2006, the Diversified Small Cap Growth Fund's sub-advisory fee paid to FWIA was voluntarily reduced to 0.40% of the Fund's average daily net assets.
** The Board of Trustees approved a change to the Fund's sub-advisory fee schedule, effective August 14, 2006. Under the previous schedule Touchstone Advisors paid Todd a fee of 0.40% on the first $100 million of the Fund's average daily net assets; 0.35% on the next $100 million; 0.30% on the next $100 million and 0.25% of such assets In excess of $300 million. Under the new schedule Touchstone Advisors pays Todd a fee of 0.325% on the first $100 million of the Fund's average daily net assets; 0.30% on the next $100 million; 0.275% on the next $100 million and 0.25% of such assets In excess of $300 million.
*** Effective January 1, 2007, the Small Cap Growth Fund's sub-advisory fees were voluntarily reduced to 0.60% of average daily net assets allocated to Longwood and 0.65% of average daily net assets allocated to Bjurman. These voluntary fee reductions will be in effect until at least January 1, 2008.


              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)

                                                                  August 1, 2007

                           TOUCHSTONE STRATEGIC TRUST

                  Touchstone Diversified Small Cap Growth Fund

              SUPPLEMENT TO CLASS Y PROSPECTUS DATED AUGUST 1, 2007

        Notice of change to the Sub-Advisory fee paid to Fort Washington Investment Advisors for the Touchstone Diversified Small Cap Growth Fund

Until August 15, 2007, please replace the sub-advisory fee table under the section titled "Sub-Advisory Fees" located on page 25 of the Prospectus with the following:

Name of Fund                                    Annual Fee Rate

Diversified Small Cap Growth Fund - FWIA*       0.65%
Large Cap Growth Fund - Navellier               0.39%
Micro Cap Growth Fund - Bjurman                 0.85%
Small Cap Growth Fund**
      Longwood                                  0.85%
      Bjurman                                   0.90%

================================================================================
* Effective September 5, 2006, the Diversified Small Cap Growth Fund's sub-advisory fee paid to FWIA was voluntarily reduced to 0.40% of the Fund's average daily net assets.
** Effective January 1, 2007, the Small Cap Growth Fund's sub-advisory fees were voluntarily reduced to 0.60% of average daily net assets allocated to Longwood and 0.65% of average daily net assets allocated to Bjurman. These voluntary fee reductions will be in effect until at least January 1, 2008.


              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)

                                                                  August 1, 2007

                           TOUCHSTONE STRATEGIC TRUST

                  Touchstone Diversified Small Cap Growth Fund

                     SUPPLEMENT TO SAI DATED AUGUST 1, 2007

        Notice of change to the Sub-Advisory fee paid to Fort Washington Investment Advisors for the Touchstone Diversified Small Cap Growth Fund

Until August 15, 2007, please replace the sub-advisory fee table under the section titled "THE SUB-ADVISORS" located on page 42 of the SAI with the following:

MID CAP GROWTH FUND*
TCW Investment Management Company               0.50%
Westfield Capital Management Company LLC        0.50%

LARGE CAP GROWTH FUND
Navellier & Associates, Inc.                    0.40% of the first $1 billion
                                                0.35% thereafter

LARGE CAP CORE EQUITY FUND
Todd Investment Advisors, Inc.                  0.325% on the first $100 million
                                                0.30% on the next $100 million
                                                0.275% on the next $100 million
                                                0.25% thereafter

GROWTH OPPORTUNITIES FUND
Westfield Capital Management Company LLC        0.60% on the first $50 million
                                                0.50% on the next $450 million
                                                0.40% on the next $500 million
                                                0.35% thereafter

SMALL CAP GROWTH FUND**
Bjurman, Barry & Associates                     0.90%
Longwood Investment Advisors, Inc.              0.85%

MICRO CAP GROWTH FUND
Bjurman, Barry & Associates                     0.85%

LARGE CAP VALUE FUND
JS Asset Management, LLC                        0.40% on the first $250 million
                                                0.35% thereafter

DIVERSIFIED SMALL CAP GROWTH FUND***
Fort Washington Investment Advisors, Inc.      0.65%

* The Advisor has allocated responsibility for managing the Mid Cap Growth Fund between TCW Investment Management Company and Westfield Capital Management Company LLC. TCW uses a value style management process and Westfield uses a growth style process.

** The Advisor has allocated to Longwood Investment Advisors, Inc. responsibility for managing approximately 70% of the Small Cap Growth Fund's assets and has allocated to Bjurman, Barry & Associates responsibility for managing approximately 30% of the Fund's assets. These allocations may be larger or smaller at various times, but the Advisor will not reallocate the Fund's assets between Sub-Advisors to reduce these differences in size until the assets vary from the percentages above by approximately 10% or more of the Fund's average daily net assets for a period of 3 consecutive months. In such event, the Advisor may, but is not obligated to, reallocate assets among the Sub-Advisors to provide for a more equal distribution of the Fund's assets. Bjurman Barry & Associates and Longwood Investment Advisors, Inc. have each voluntarily agreed to waive a portion of their sub-advisory fees by 0.25% until at least January 1, 2008. The reduced sub-advisory fees are 0.65% of average net assets for Bjurman and 0.60% of average net assets for Longwood.

*** Effective September 5, 2006, the Diversified Small Cap Growth Fund's sub-advisory fee paid to FWIA was voluntarily reduced to 0.40% of the Fund's average daily net assets.


              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)